Share-based Payments (Details 2)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options outstanding at end of period	[1]	2 years 3 months 11 days	1 year 15 days

[1]	Previously Weighted average remaining contractual life of options for 30 June 2019 was 2.0. The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.